Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.10% Notes due 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,685.99
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Arizona Public Service Company's Registration Statement on Form S-3 (File No. 333-277448-01), which was filed on February 28, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.